Derivative Instruments and Hedging Activities	12 Months Ended
Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities Disclosure [Text Block]
(7)	Derivative Instruments and Hedging Activities

The Company uses foreign currency forward contracts to manage its exposure to foreign currency risks arising from sales denominated in foreign currency and uses interest rate related derivative instruments to manage its exposure related to changes in interest rates on its variable-rate debt instruments. The Company does not speculate using derivative instruments.

Foreign Currency

The Company’s principal operating subsidiaries, Hainan Yingli New Energy Resources Co., Ltd. (“Hainan Yingli”) and Yingli Energy (China) Co., Ltd. (“Yingli China”) are located in the PRC with the Renminbi being their functional currency, respectively. However, the majority of these two entity’s sales are in currencies other than Renminbi, primarily the EURO and US$. Any depreciation of the EURO or US$ against the Renminbi will generally result in foreign exchange losses and adversely affect the Company’s results of operations. With an aim to reduce its risk exposure, the Company, on a selected basis, enters into forward contracts with financial institutions to forward sell EURO or US$ when it entered into certain sales contracts denominated in EURO or US$ through its PRC operating subsidiaries. Some of these foreign currency forward contracts are qualified as foreign currency cash flow hedges at inception, and thus the change in the fair value of these hedge contracts were initially recognized in accumulated other comprehensive income and reclassified into the consolidated statements of comprehensive loss in the period that the sale of the related hedged item is recognized or when hedge accounting is discontinued if the foreign currency forward contracts are no longer effective in offsetting cash flows attributable to the hedged risk. During the year ended December 31, 2014, the Company entered into foreign currency forward contracts with a notional amount of EURO 31,760, US$ 27,000 and JPY 2,499,200 against its EURO ,US$ and JPY denominated sales, respectively. During the year ended December 31, 2015, the Company entered into foreign currency forward contracts with a notional amount of EURO 80,000, US$ 30,000 and JPY 7,100,000 against its EURO ,US$ and JPY denominated sales, respectively. As of December 31, 2016 and 2017, the Company didn't have outstanding foreign currency forward contracts.